DEPOSIT WITH PROPERTY DEVELOPER	3 Months Ended
Jun. 30, 2011
DEPOSIT WITH PROPERTY DEVELOPER [Text Block]
9.	DEPOSIT WITH PROPERTY DEVELOPER
	June 30,	December 31,
	2011	2010
	(Unaudited)
Deposit with property developer	$29,298,851	$-

As of June 30, 2011, deposit for sales of properties represents the deposit paid to a property development company to serve as their exclusive sales agent of certain properties.